EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	$ 41.7	$ 42.4
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.5	36.4
Interest cost and income	(24.1)	(16.9)
Past service cost	0.0	(5.9)
Administrative cost	0.6	1.1
Net pension costs	33.1	34.5
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.5	36.4
Interest cost and income	24.1	19.8
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.1	5.2
Interest cost and income	3.3	2.4
Past service cost	0.2	0.3
Net pension costs	8.6	7.9
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.1	5.2
Interest cost and income	3.3	2.4
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	40.2	45.4
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.5	35.0
Interest cost and income	(23.9)	(16.4)
Past service cost	0.0	0.0
Administrative cost	0.6	1.0
Net pension costs	33.1	38.8
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.5	35.0
Interest cost and income	23.9	19.2
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	4.4
Interest cost and income	3.0	2.2
Past service cost	0.0	0.0
Net pension costs	7.1	6.6
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	4.4
Interest cost and income	3.0	2.2
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	1.5	(3.0)
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	1.4
Interest cost and income	(0.2)	(0.5)
Past service cost	0.0	(5.9)
Administrative cost	0.0	0.1
Net pension costs	0.0	(4.3)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	1.4
Interest cost and income	0.2	0.6
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.0	0.8
Interest cost and income	0.3	0.2
Past service cost	0.2	0.3
Net pension costs	1.5	1.3
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.0	0.8
Interest cost and income	$ 0.3	$ 0.2